ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Liability related to royalty repurchase obligation	$ 5